Note 14 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Years Ended December 31
	2012	2011	2010

Cayman Islands	$(31,218)	$5,188	$18,235
Foreign	5,633	4,872	5,135
	$(25,585)	$10,060	$23,370

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended December 31
	2012	2011	2010

Current	$1,002	$1,155	$1,330
Deferred	101	(92)	(5)

Income tax expense	$1,103	$1,063	$1,325

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31
	2012	2011	2010

Tax expense at statutory rate	$-	$-	$-
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	1,048	1,083	1,174
Changes in deferred income tax assets	156	(532)	(226)
Adjustments to prior years’ taxes	(2)	(221)	(193)
Changes in valuation allowances for deferred income tax assets	(55)	440	221
Other	(44)	293	349
	$1,103	$1,063	$1,325

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31
	2012	2011
Deferred income tax assets
Research and development credits	$5,216	$5,148
Net operating loss carryforwards	30	36
Depreciation and amortization	351	430
Accrued vacation and other expenses	108	238
	5,705	5,852
Valuation allowance	(5,554)	(5,609)

Total net deferred income tax assets	$151	$243

Deferred income tax liabilities
Unrealized capital allowance	$20	$11

Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Table Text Block]
	Years Ended December 31
	2012	2011

Balance, beginning of the year	$66	$310
Increase in tax position balance during current year	-	1
Decrease related to settlements	-	(8)
Reduction related to lapses	(66)	(237)

Balance, end of the year	$-	$66